THE LAZARD FUNDS, INC.
Lazard Global Equity Select Portfolio

Supplement to Current Prospectus

The following replaces the section entitled "Summary Section—Lazard Global Equity Select Portfolio—Management—Portfolio Managers/Analysts" in the prospectus:

Louis Florentin-Lee, portfolio manager/analyst on the Investment Manager's Global Equity Select team, has been with the Portfolio since December 2013.

Barnaby Wilson, portfolio manager/analyst on various of the Investment Manager's Global Equity teams, has been with the Portfolio since October 2015.

Martin Flood, portfolio manager/analyst on various of the Investment Manager's US Equity and Global Equity teams, has been with the Portfolio since December 2013.

Andrew D. Lacey, portfolio manager/analyst on various of the Investment Manager's US Equity and Global Equity teams, has been with the Portfolio since December 2013.

Ronald Temple, portfolio manager/analyst on various of the Investment Manager's US Equity and Global Equity teams, has been with the Portfolio since December 2013.

Jessica Kittay, a member of various of the Investment Manager's US Equity and Global Equity teams, has been with the Portfolio since March 2020.

The following replaces any contrary information in the section entitled "Fund Management—Portfolio Management—Global Equity Select Portfolio" in the prospectus:

Global Equity Select Portfolio—Louis Florentin-Lee (since December 2013), Barnaby Wilson (since 2015), Andrew D. Lacey, Martin Flood, Ronald Temple (each since December 2013) and Jessica Kittay*** (since March 2020).

*** As a client portfolio manager, Ms. Kittay participates in management of this Portfolio and has trade implementation and portfolio construction responsibilities, but is not responsible for its day-to-day management.

The following supplements the section entitled "Fund Management—Biographical Information of Principal Portfolio Managers" in the prospectus:

Jessica Kittay, a Director of the Investment Manager, is a member of various of the Investment Manager's US Equity and Global Equity teams. She joined the Investment Manager in 2010 and has been working in the investment field since 2001.

Dated: April 1, 2020

THE LAZARD FUNDS, INC.
Lazard Global Equity Select Portfolio

Supplement to Current Statement of Additional Information

The following supplements the information in the Statement of Additional Information entitled "Management—Accounts Managed by the Portfolio Managers":

Jessica Kittay became a portfolio manager of the Global Equity Select Portfolio as of March 31, 2020. As of January 31, 2020, she did not manage any registered investment companies, other pooled investment vehicles or other accounts.

The following supplements the information in the Statement of Additional Information entitled "Management—Ownership of Securities":

Portfolio/Portfolio Manager	Market Value of Portfolio Shares

Global Equity Select Portfolio
Jessica Kittay**	$10,001-$50,000

**As of January 31, 2020

Dated: April 1, 2020